Drilling units	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Drilling units
Drilling units

(In US$ millions)	December 31, 2016	December 31, 2015
Cost	$6,494.1	$6,434.2
Accumulated depreciation	(1,153.2)	(886.9)
Net book value	$5,340.9	$5,547.3

Depreciation and amortization expense related to the drilling units was $266.3 million, $237.5 million and $198.7 million for the years ended December 31, 2016, 2015 and 2014 respectively.